Operating Lease (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 213,632
2025	167,330
Total lease payments	380,962
Less: interest	26,917
Present value of lease payments	$ 354,045	$ 538,574